Revenues - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Disaggregation of Revenue [Line Items]
Contract with customers liability revenue recognized that was included as opening balance			$ 6,316	$ 5,243	$ 7,809	$ 7,441
Revenue remaining performance obligation amount	$ 33,583		33,583		34,044
Deferred commission expenses	1,300		1,300		1,319	64
Other Current Assets [Member]
Disaggregation of Revenue [Line Items]
Deferred commission expenses	707		707		794
Other Noncurrent Assets [Member]
Disaggregation of Revenue [Line Items]
Deferred commission expenses	593		593		$ 525
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage					10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Customers [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customers excluding assessed tax			$ 2,702	$ 2,882
Concentration risk percentage			22.00%	20.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Four Customers [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customers excluding assessed tax						$ 11,187
Concentration risk percentage						48.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Six Customers [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customers excluding assessed tax					$ 13,381
Concentration risk percentage					46.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Minimum [Member] | Four Customers [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage						10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage						30.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Customers [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage			68.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Three Customers [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage				85.00%	85.00%
Software And Support [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customers excluding assessed tax					$ 14,758	$ 15,914
Subscription Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customers excluding assessed tax	3,209	$ 2,949	$ 7,086	$ 4,295	$ 9,943	$ 3,884
Product Subscription And Support Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customers excluding assessed tax	$ 5,770	$ 5,340	$ 11,895	$ 9,076